Warrants - Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach (Warrants To Purchase Class A Common Stock) (Details)	Jun. 02, 2022 yr	Dec. 31, 2021 yr
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	8.23
Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.27
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	105.1
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	2.94
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	9
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0
Rigetti Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0.27
Rigetti Holdings Inc [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		5.64
Rigetti Holdings Inc [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0.27
Rigetti Holdings Inc [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		105.1
Rigetti Holdings Inc [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		1.51
Rigetti Holdings Inc [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		9
Rigetti Holdings Inc [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		3.65
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0.27
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		51.9
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		1.65
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		10
Rigetti Holdings Inc [Member] | AtInitialRecognition [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0.27
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0.01
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		51.5
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		1.55
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		10
Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | AtInitialRecognition [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input		0